RESEARCH GRANT PAYABLE (Schedule of Research Grant Payable) (Details)	Sep. 30, 2017 USD ($)
Other Commitments [Line Items]
Grant Repayment Amount	$ 300,000
Grant [Member]
Other Commitments [Line Items]
Net Profit Benchmarks	5,000,000
Grant Repayment Amount	75,000
Grant One [Member]
Other Commitments [Line Items]
Net Profit Benchmarks	15,000,000
Grant Repayment Amount	75,000
Grant Two [Member]
Other Commitments [Line Items]
Net Profit Benchmarks	30,000,000
Grant Repayment Amount	75,000
Grant Three [Member]
Other Commitments [Line Items]
Net Profit Benchmarks	50,000,000
Grant Repayment Amount	$ 75,000